CONDENSED CONSOLIDATED BALANCE SHEETS (Unaudited) - USD ($)	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Current Assets:
Cash and cash equivalents	$ 50,233	$ 25,284	$ 210
Accounts receivable	189	983
Inventory, net			2,020
Deposits	1,500	1,500	1,500
Total Current Assets	51,922	27,767	3,730
Fixed Assets
Fixed assets, net	30,839	31,838	35,831
Total Fixed Assets	30,839	31,838	35,831
TOTAL ASSETS	82,761	59,605	39,561
LIABILITIES AND STOCKHOLDERS' EQUITY
Bank overdraft
Accounts payable	174,975	177,475	206,383
Accrued expenses	241,692	241,692	189,433
Deferred exclusive distribution fee		15,042	90,042
Current portion, notes payable	127,810	26,510	28,510
Current portion, notes payable - related party	110,081	110,081	253,140
Current portion, leases payable
Total Current Liabilities	654,558	570,800	767,507
Long-Term Liabilities:
Notes payable - related party	404,635	404,636	527,333
Notes payable	343,821	671,154	132,821
Total Long-Term Liabilities	748,456	1,075,790	660,154
Total Liabilities	1,403,015	1,646,590	1,427,661
STOCKHOLDERS' EQUITY (DEFICIT)
Preferred stock, $.001 par value, 10,000,000 shares authorized, 1,000,000 issued and outstanding	0	0	0
Class A common stock, $.001 par value, 100,000,000 shares authorized, 27,264,864 and 27,264,864 issued and outstanding, respectively	27,697	27,297	25,799
Class B common stock, $.001 par value, 10,000,000 shares authorized, 1,000,000 issued and outstanding, respectively	1,000	1,000	1,000
Additional paid in capital	4,084,848	3,742,452	3,455,745
Accumulated deficit	(5,433,798)	(5,357,734)	(4,870,645)
Total Stockholders' Equity (Deficit)	(1,320,253)	(1,586,985)	(1,388,101)
Total Liabilities and Stockholders' Equity (Deficit)	$ 82,761	$ 59,605	$ 39,561